OTHER NON-CURRENT ASSETS (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
OTHER NON-CURRENT ASSETS
Prepaid professional fees (1)	$ 129,347
Security deposit	58,934	$ 7,419
Total other noncurrent assets	$ 188,281	$ 7,419